Deutsche
Asset Management
                                                                       [DB Logo]


Summary Prospectus | February 1, 2016



Deutsche Short Duration Fund





 CLASS/Ticker    A   PPIAX    B   PPLBX    C   PPLCX    R6   PPLZX    INST   PPILX    S   DBPIX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/mutualpros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated February 1, 2016, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund's investment objective is to provide high income while also seeking to maintain a high degree of stability of shareholders' capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 86) and Purchase and Redemption of Shares in the fund's SAI (p. II-16).


SHAREHOLDER FEES (paid directly from your investment)


                                         A          B          C      R6    INST      S
                                ----------  ---------  ---------  ------  ------  -----
Maximum sales charge (load)
imposed on purchases, as %
of offering price                    2.75     None       None     None    None    None
-------------------------------      ----     --         --       ------  ------  ---
Maximum deferred sales
charge (load), as % of
redemption proceeds                None     4.00       1.00       None    None    None
-------------------------------    ------   ----       ----       ------  ------  ---
Account Maintenance Fee
(annually, for fund account
balances below $10,000 and
subject to certain exceptions)    $   20    $20        $20        None    None    $20
-------------------------------   -------   ----       ----       ------  ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                      A          B          C          R6        INST           S
                              ---------  ---------  ---------  ----------  ----------  ----------
Management fee                    0.36       0.36       0.36       0.36        0.36        0.36
-----------------------------     ----       ----       ----       ----        ----        ----
Distribution/service (12b-1)
fees                              0.24       0.95       1.00      None        None        None
-----------------------------     ----       ----       ----      -----       -----       -----
Other expenses                    0.27       0.62       0.27       0.40        0.25        0.33
-----------------------------     ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                          0.87       1.93       1.63       0.76        0.61        0.69
-----------------------------     ----       ----       ----      -----       -----       -----
Fee waiver/expense reim-
bursement                         0.07       0.38       0.08       0.21        0.06        0.14
-----------------------------     ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/
EXPENSE REIMBURSEMENT             0.80       1.55       1.55       0.55        0.55        0.55
-----------------------------     ----       ----       ----      -----       -----       -----

The Advisor has contractually agreed through January 31, 2017 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 0.80%, 1.55%, 1.55%, 0.55%, 0.55% and 0.55% for Class A, Class B,
Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for each class) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEARS           A         B         C      R6    INST       S
-------  --------  --------  --------  ------  ------  ------
1        $ 354     $ 558     $ 258     $56     $56     $56
--       -----     -----     -----     ---     ---     ---
3          538       869       506     222     189     207
--       -----     -----     -----     ---     ---     ---
5          737     1,207       879     402     334     370
--       -----     -----     -----     ---     ---     ---
10       1,312     1,690     1,926     923     756     845
--       -----     -----     -----     ---     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C      R6    INST       S
-------  --------  --------  --------  ------  ------  ------
1        $ 354     $ 158     $ 158     $56     $56     $56
--       -----     -----     -----     ---     ---     ---
3          538       569       506     222     189     207
--       -----     -----     -----     ---     ---     ---
5          737     1,007       879     402     334     370
--       -----     -----     -----     ---     ---     ---
10       1,312     1,690     1,926     923     756     845
--       -----     -----     -----     ---     ---     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion. On or about February 10, 2016, all remaining Class B shares will automatically convert to Class A shares.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2015: 34%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal market conditions, the fund invests at least 65% of its total assets in fixed income securities rated, at the time of purchase, within the top four long-term credit rating categories by a nationally recognized statistical rating organization (a "NRSRO") (or, if unrated, determined by the fund's investment advisor to be of similar quality). The fund may invest in securities of varying maturities. The fund normally seeks to maintain an average portfolio duration (a measure of sensitivity to interest rate movements) of no longer than three years by investing in fixed income securities with short-to intermediate-term maturities.


The fund may also invest up to 10% of its assets in domestic and foreign below investment-grade fixed income securities ("junk bonds") rated in the fifth and sixth long-term credit rating categories by a NRSRO or, if unrated, determined by the fund's investment advisor to be of similar quality, including those whose issuers are located in countries with new or emerging securities markets.


Fixed income securities in which the fund may invest include US government securities or obligations that are issued or guaranteed by the US Treasury or by agencies or instrumentalities of the US government; obligations backed by such US government securities; US dollar-denominated fixed income securities of domestic or foreign corporations, including adjustable rate loans that have a senior right to payment ("senior loans") and other floating rate debt instruments; US dollar-denominated fixed income securities of foreign governments or supranational entities; US dollar-denominated asset-backed securities issued by domestic or foreign entities; non-US dollar-denominated fixed income securities of foreign corporations, foreign governments or supranational entities; mortgage pass-through securities issued by governmental and non-governmental issuers; collateralized mortgage obligations, real estate mortgage investment conduits and commercial mortgage-backed securities; short-term investments, including money market mutual funds. Portfolio management seeks diversified exposure to higher yielding mortgage, corporate and asset-backed sectors of the investment-grade fixed income markets.


The fund invests in short-term investments to meet shareholder withdrawals and other liquidity needs. Short-term investments will be rated at the time of purchase within one of the top two short-term rating categories by a NRSRO or, if unrated, determined by the fund's investment advisor to be of similar quality.


The fund may also invest in Rule 144A securities, securities or instruments on a when-issued, delayed delivery or forward commitment basis (e.g. TBA securities), repurchase agreements, reverse repurchase agreements and dollar rolls.


MANAGEMENT PROCESS. Portfolio management uses a top-down and bottom-up approach, first focusing on sector allocations, then using relative value analysis to select the best securities within each sector. When selecting securities, portfolio management analyzes such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.


DERIVATIVES. Portfolio management generally may use interest rate swaps or futures contracts, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management generally may also use (i) credit default swaps to seek to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio, (ii) options on interest rate futures to hedge interest rate movements of portfolio assets and (iii) total return swaps to seek to enhance potential gains.



                                       2
                                                    Deutsche Short Duration Fund


                                            SUMMARY PROSPECTUS February 1, 2016

The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the effective duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Senior loans typically have adjustable interest rates. However, because floating rates on senior loans only reset periodically, changes in prevailing interest rates may cause a fluctuation in the fund's value. In addition, extreme increases in prevailing interest rates may cause an increase in senior loan defaults, which may cause a further decline in the fund's value. Finally, a decrease in interest rates could adversely affect the income earned by the fund from its senior loans.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.


HIGH-YIELD DEBT SECURITIES RISK. High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer's continuing ability to meet principal and interest payments. High-yield debt securities' total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


SENIOR LOANS RISK. The fund invests in senior loans that may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. The Advisor relies on its own evaluation of the creditworthiness of borrowers, but will consider, and may rely in part on, analyses performed by others. As a result, the fund is particularly dependent on the analytical abilities of the Advisor.


Senior loans may not be considered "securities," and purchasers, such as the fund, therefore may not be entitled to rely on the anti-fraud and misrepresentation protections of the federal securities laws. Senior loans involve other risks, including credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.


Affiliates of the Advisor may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the senior loan market may restrict the fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition. The fund also may be in possession of material non-public information about a borrower as a result of its ownership of a senior loan. Because of prohibitions on trading in securities of issuers while in possession of such information, the fund might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so. If the Advisor wishes to invest in the publicly



                                       3
                                                    Deutsche Short Duration Fund


                                            SUMMARY PROSPECTUS February 1, 2016
traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.

FORWARD COMMITMENT RISK. When a fund engages in when-issued, delayed delivery or forward commitment transactions (e.g. TBAs), the fund relies on the counterparty to consummate the sale. Failure to do so may result in the fund missing the opportunity to obtain a price or yield considered to be advantageous. Such transactions may also have the effect of leverage on the fund and may cause the fund to be more volatile. Additionally, these transactions may create a higher portfolio turnover rate.


DERIVATIVES RISK. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund, and in extreme conditions the fund could have difficulty meeting redemption requests.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


For Class B shares, historical performance prior to class inception is based on the performance of the fund's original share class (Investment Class) adjusted to reflect the higher expenses and applicable sales charges of Class B. Investment Class shares were renamed Class S shares on October 23, 2006.



                                       4
                                                    Deutsche Short Duration Fund


                                            SUMMARY PROSPECTUS February 1, 2016

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.




[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]




  2006      2007      2008       2009       2010      2011      2012      2013      2014      2015
  5.74      5.45       -7.13     12.75      4.08      0.11      4.20      1.31      0.23       -0.22





                   RETURNS   PERIOD ENDING
 BEST QUARTER      4.57%     June 30, 2009
 WORST QUARTER     -5.14%    December 31, 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                   CLASS           1          5         10
                               INCEPTION        YEAR      YEARS      YEARS
                            ------------  ----------  ---------  ---------
CLASS A before tax           12/1/2002        -2.96      0.55        2.25
--------------------------  ----------       ------     -----        ----
  After tax on distribu-
  tions                                       -4.00      -0.50       0.97
  After tax on distribu-
  tions and sale of fund
  shares                                      -1.67      0.03        1.29
--------------------------  ----------       ------     ------       ----
CLASS B before tax           4/20/2007        -3.98      0.16        1.65
--------------------------  ----------       ------     ------       ----
CLASS C before tax            2/3/2003        -1.08      0.36        1.78
--------------------------  ----------       ------     ------       ----
CLASS S before tax          12/23/1998        -0.07      1.36        2.73
--------------------------  ----------       ------     ------       ----
BARCLAYS 1-3
YEAR GOVERNMENT/CREDIT
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                     0.65       0.98        2.74
--------------------------  ----------       ------     ------       ----



                                  CLASS          1          5       SINCE
                              INCEPTION       YEAR      YEARS   INCEPTION
                            -----------  ---------  ---------  ----------
INST CLASS before tax       8/26/2008        0.04       1.40       2.28
--------------------------  ---------        ----       ----       ----
BARCLAYS 1-3
YEAR GOVERNMENT/CREDIT
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                    0.65       0.98       1.85
--------------------------  ---------        ----       ----       ----




                                  CLASS           1       SINCE
                              INCEPTION        YEAR   INCEPTION
                            -----------  ----------  ----------
CLASS R6 before tax         8/25/2014        -0.15       -0.57
--------------------------  ---------       ------      ------
BARCLAYS 1-3
YEAR GOVERNMENT/CREDIT
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                    0.65        0.61
--------------------------  ---------       ------      ------

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

ERIC S. MEYER, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2008.


GARY RUSSELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2006.


JOHN D. RYAN, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2010.


RICK SMITH, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2016.


DARWEI KUNG, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2011.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                               AUTOMATIC
                                              UGMAS/          INVESTMENT
                   NON-IRA            IRAS     UTMAS               PLANS
         -----------------  --------------  --------  ------------------
A B C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R6              None              N/A         N/A             N/A
--           -----                ----       -----            ----
INST     1,000,000                N/A         N/A             N/A
--       ---------                ----       -----            ----
S            2,500               1,000       1,000           1,000
--       ---------               -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Class R6 and Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


                                       5
                                                    Deutsche Short Duration Fund


                                            SUMMARY PROSPECTUS February 1, 2016

TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. On or about February 10, 2016, all remaining Class B shares will automatically convert to Class A shares. Institutional Class shares are generally available only to qualified institutions. Class R6 shares are generally available only to certain retirement plans. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


No such payments are made with respect to Class R6 shares. To the extent the fund makes such payments with respect to another class of its shares, the expense is borne by the other share class.


                                       6
                                                    Deutsche Short Duration Fund
                                   SUMMARY PROSPECTUS February 1, 2016 DSDF-SUM